Income Taxes - Summary Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses	$ 244,401	$ 70,125
Tax credits	44,610	21,461
Stock-based compensation	41,462	324
Accrued compensation and related expenses	9,272	2,293
Lease liability	31,466	24,521
Other	1,928	236
Total deferred tax assets	373,139	118,960
Valuation allowance	(330,623)	(87,241)
Total deferred tax assets, net of valuation allowance	42,516	31,719
Deferred tax liabilities:
Depreciation and amortization	(6,529)	(11,040)
Right of use asset	(32,172)	(23,253)
Other	(7,720)	(478)
Total deferred tax liabilities	(46,421)	(34,771)
Total net deferred tax liabilities	$ (3,905)	$ (3,052)